Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Details) - GBP (£)
£ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 1,585	£ 4,549
On-balance sheet:
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	67,878	62,942
On-balance sheet: | Cash and balances at central banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,580	985
On-balance sheet: | Loans and advances to banks
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	478	804
On-balance sheet: | Loans and advances to customers | Securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	19,432	31,138
On-balance sheet: | Loans and advances to customers | Other
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	41,953	23,690
On-balance sheet: | Other financial assets at amortised cost
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	0	648
On-balance sheet: | Financial assets at FVOCI
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	4,435	5,677
Off-balance sheet
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 14,449	£ 24,701